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PRIME MANAGEMENT OBLIGATIONS FUND
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A Portfolio of Money Market Obligations Trust
Institutional Shares
Institutional Capital Shares
Institutional Service Shares

Supplement to Statements of Additional Information dated September 30, 2005

Under the heading "Investment Limitations" please delete the current Lending limitation and replace it with the following:


      The Fund may not make loans except it may make loans to affiliated investment companies in accordance with SEC exemptive relief. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements and/or derivative contracts, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.





                                                                   July 19, 2006
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Federated is a registered mark
of Federated Investors, Inc.
2005 (C)Federated Investors, Inc.


Cusip 60934N 11 2
Cusip 608919 84 1
Cusip 608919 83 3


35271 (7/06)